Expense Example - Prospectus #1	Parametric TABS Short-Term Municipal Bond Fund Class A 1 Year	Parametric TABS Short-Term Municipal Bond Fund Class A 3 Years	Parametric TABS Short-Term Municipal Bond Fund Class A 5 Years	Parametric TABS Short-Term Municipal Bond Fund Class A 10 Years	Parametric TABS Short-Term Municipal Bond Fund Class C 1 Year	Parametric TABS Short-Term Municipal Bond Fund Class C 3 Years	Parametric TABS Short-Term Municipal Bond Fund Class C 5 Years	Parametric TABS Short-Term Municipal Bond Fund Class C 10 Years	Parametric TABS Short-Term Municipal Bond Fund Class I 1 Year	Parametric TABS Short-Term Municipal Bond Fund Class I 3 Years	Parametric TABS Short-Term Municipal Bond Fund Class I 5 Years	Parametric TABS Short-Term Municipal Bond Fund Class I 10 Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class A 1 Year	Parametric TABS Intermediate-Term Municipal Bond Fund Class A 3 Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class A 5 Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class A 10 Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class C 1 Year	Parametric TABS Intermediate-Term Municipal Bond Fund Class C 3 Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class C 5 Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class C 10 Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class I 1 Year	Parametric TABS Intermediate-Term Municipal Bond Fund Class I 3 Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class I 5 Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class I 10 Years
USD ($)	394	542	702	1,167	248	459	792	1,531	46	144	252	567	409	602	811	1,413	263	520	901	1,771	61	207	366	828